REGULATORY MATTERS - Additional Information (Detail) - Minimum [Member]	Dec. 31, 2015
Regulatory Capital Requirements Under Banking Regulations [Line Items]
Tier One Risk Based Capital to Risk Weighted Assets	2.50%
Risk based capital ratio	10.00%
Tier I risk-based capital ratio	8.00%
Tier I leverage capital ratio	5.00%
Tier One Leverage Capital to Average Assets	4.00%